Note 14 - Income Taxes	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]

NOTE 14. INCOME TAXES

The Company is incorporated in the Cayman Islands and conducts its primary business operations through the subsidiaries and VIE in the PRC. Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gains. Additionally, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

According to the PRC Enterprise Income Tax Law, or the EIT Law, which became effective on January 1, 2008, as further clarified by subsequent tax regulations implementing the EIT Law, foreign-invested enterprises and domestic enterprises are subject to corporate income tax, at a uniform rate of 25%. The EIT rate of enterprises established before March 16, 2007 that were eligible for preferential tax rates according to then effective tax laws and regulations gradually transitioned to the uniform 25% EIT rate by January 1, 2013. In addition, certain enterprises may still benefit from a preferential tax rate of 15% under the EIT Law if they qualify as “high and new technology enterprises strongly supported by the state,” subject to certain general factors described in the EIT Law and the related regulations.

In December 2008, the Company’s subsidiary eFuture Beijing was designated as “High and New Technology Enterprises” under the EIT Law, which entitles it to a preferential EIT rate of 15% from 2008 to 2015. The Company expects that eFuture Beijing will continue to qualify for the preferential EIT rate in the future. Weidian was subject to a 25% tax rate in 2013, 2014 and 2015, respectively. eFuture Hainan was subject to a 25% tax rate in 2013, 2014 and 2015.

The EIT Law treats enterprises established outside of China with “effective management and control” located in China as PRC resident enterprises for tax purposes. The term “effective management and control” is generally defined as exercising overall management and control over the business, personnel, accounting, properties, etc. of an enterprise. eFuture Holding Inc., if considered a PRC resident enterprise for tax purposes, would be subject to the PRC EIT at the rate of 25% on its worldwide income for the period after January 1, 2008. As of December 31, 2015, eFuture Holding Inc. has not accrued for PRC tax on such basis as it had no substantial business. The Company will continue to monitor its tax status.

Income (Loss) before tax for the years ended December 31, 2013, 2014 and 2015 was taxed in the following jurisdictions:

	Chinese Yuan (Renminbi)			U.S. Dollars
				For the Year Ended
	For the Years Ended December 31,			December 31,
	2013	2014	2015	2015
PRC	¥(501,808)	¥19,653,549	¥16,359,933	$2,525,539
Cayman Islands	(6,662,406)	(8,041,344)	(7,186,963)	(1,109,474)
Income (Loss) before income tax	¥(7,164,214)	¥11,612,205	¥9,172,970	$1,416,065

The income tax expenses for the years ended December 31, 2013, 2014 and 2015 were as follows:

	Chinese Yuan (Renminbi)			U.S. Dollars
				For the Year Ended
	For the Years Ended December 31,			December 31,
	2013	2014	2015	2015
Current tax before tax loss carry forwards (set-off)	¥891,449	¥3,656,684	¥849,365	$131,119
Tax loss carry forwards (set-off)	15,097	59,324	681,799	105,252
Current income taxes	906,546	3,716,008	1,531,164	236,371
Deferred income taxes	(619,250)	509,041	105,873	16,344
Total income tax expenses	¥287,296	¥4,225,049	¥1,637,037	$252,715

The reconciliation of income tax expenses computed by applying the statutory corporate income tax rate to pre-tax income (loss) to the actual tax expense (benefit) is as follows:

	Chinese Yuan (Renaming)			U.S. Dollars
				For the Year Ended
	For the Years Ended December 31,			December 31,
	2013	2014	2015	2015
Income tax expense (benefit) computed at statutory tax rate of 25%	¥(1,791,053)	¥2,903,051	¥2,293,243	$354,016
Difference in tax rate of the Company outside the PRC	1,665,601	2,010,336	1,796,741	277,369
Effect of tax holiday for a subsidiary	44,142	(1,989,084)	(1,908,714)	(294,655)
Non-deductible expenses	396,408	1,241,422	1,604,669	247,718
Deductible expenses brought forward from prior years	-	-	(3,230,701)	(498,734)
Tax loss carry forward (set-off)	15,098	59,324	681,799	105,252
Withholding income tax for the dividends paid to Cayman Islands company	-	-	400,000	61,749
Deferred tax benefit	(42,900)	-	-
Income tax expenses	¥287,296	¥4,225,049	¥1,637,037	$252,715

The components of the deferred tax assets and liabilities were as follows:

	Chinese Yuan (Renminbi)		U.S. Dollars
	December 31,		December 31,
	2014	2015	2015
Deferred Tax Assets:
Net operating loss carry forwards	¥134,060	¥978,317	$151,026
Allowance for doubtful accounts and write offs	2,220,401	3,993,501	616,490
Inventory provision	653,414	636,127	98,201
Accruals and others	5,187,854	1,859,303	287,026
Intangible assets impairment	980,504	980,504	151,364
Valuation allowance	(134,060)	(277,971)	(42,911)
Total deferred tax assets	¥9,042,173	¥8,169,780	$1,261,197

Deferred Tax Liabilities:
Property and equipment depreciation	¥(60,867)	¥17,635	$2,722
Refundable value added tax	(1,014,887)	(326,869)	(50,460)
Total deferred tax liabilities	¥(1,075,754)	¥(309,234)	$(47,738)

Net deferred tax assets	¥7,966,419	¥7,860,546	$1,213,459

Under the PRC law, net operating loss will expire within 5 years. As of December 31, 2015, the Group had a net operating loss of approximately RMB3.9 million (US$0.6 million) deriving from entities in the PRC which can be carried forward after certain reconciliation per tax regulation to offset future net profit for income tax purposes. The net operating loss will expire RMB0.6 million, RMB0.3 million, RMB0.06 million, RMB0.2 million and RMB2.7 million in 2016, 2017, 2018, 2019, 2020, respectively.

The Group recorded a valuation allowance against the 2012, 2013, 2014 and 2015 operating loss carry forwards of eFuture Hainan and recorded a valuation allowance against the 2011, 2012, 2013, 2014 and 2015 operating loss carry forward of Weidian, as the Group believes it is more likely than not that such deferred tax assets will not be realized.

The Group has evaluated its income tax uncertainty under ASC 740-10. ASC 740-10 clarifies the accounting for uncertainty in income taxes by prescribing the recognition threshold a tax position is required to meet before being recognized in the financial statements. The Group has elected to classify interest and penalties related to an uncertain tax position, if and when required, as part of income tax expense in the consolidated statements of operations. Under the PRC law, net operating loss will expire within 5 years. As of and for the years ended December 31, 2014 and 2015, no unrecognized tax benefits or interest and penalties associated with uncertainty in income taxes have been recognized.